UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06174

MFS INSTITUTIONAL TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue,

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

March 31, 2015

MFS® INSTITUTIONAL INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

3/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.3%
Aerospace – 1.4%
MTU Aero Engines AG	317,444	$31,170,407
Rolls-Royce Holdings PLC	5,362,802	75,709,993

		$106,880,400

Alcoholic Beverages – 4.3%
Carlsberg Group	548,980	$45,349,028
Diageo PLC	3,002,019	82,807,160
Heineken N.V.	480,900	36,728,741
Pernod Ricard S.A.	1,309,028	154,470,692

		$319,355,621

Apparel Manufacturers – 3.4%
Global Brands Group Holding Ltd. (a)	184,249,229	$36,014,781
Li & Fung Ltd.	73,889,229	72,148,422
LVMH Moet Hennessy Louis Vuitton S.A.	797,048	140,680,793

		$248,843,996

Automotive – 5.1%
Delphi Automotive PLC	881,782	$70,313,297
DENSO Corp.	3,249,600	148,361,039
Honda Motor Co. Ltd.	4,856,800	157,845,192

		$376,519,528

Broadcasting – 4.1%
ProSiebenSat.1 Media AG	1,834,217	$90,141,311
WPP Group PLC	9,485,058	215,105,940

		$305,247,251

Business Services – 6.7%
Amadeus IT Holding S.A.	1,672,350	$71,713,210
Bureau Veritas S.A.	1,708,148	36,715,355
Compass Group PLC	13,226,823	229,721,305
Hays PLC	6,721,269	15,214,724
Randstad Holding N.V.	2,384,285	144,797,912

		$498,162,506

Cable TV – 1.3%
Sky PLC	6,789,661	$100,012,806

Chemicals – 0.4%
Orica Ltd.	1,965,332	$29,824,073

Computer Software – 2.7%
Check Point Software Technologies Ltd. (a)	349,963	$28,686,467
Dassault Systemes S.A.	601,611	40,761,025
SAP SE	1,772,151	128,678,775

		$198,126,267

Computer Software – Systems – 0.7%
Hon Hai Precision Industry Co. Ltd.	14,708,911	$42,998,542
NCR Corp. (a)	409,605	12,087,444

		$55,085,986

Conglomerates – 1.0%
Smiths Group PLC	4,271,617	$70,728,129

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Consumer Products – 3.6%
Beiersdorf AG (l)	1,369,195	$119,103,156
Reckitt Benckiser Group PLC	1,725,134	147,851,142

		$266,954,298

Electrical Equipment – 3.0%
Legrand S.A.	1,001,701	$53,985,546
Schneider Electric S.A.	2,114,607	164,504,448

		$218,489,994

Electronics – 6.5%
Hoya Corp.	4,425,300	$177,516,516
Kyocera Corp.	1,515,900	83,198,426
Samsung Electronics Co. Ltd.	41,049	53,211,923
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7,081,295	166,268,807

		$480,195,672

Energy – Independent – 1.3%
INPEX Corp.	6,486,500	$71,687,629
Reliance Industries Ltd.	2,031,904	26,818,779

		$98,506,408

Energy – Integrated – 1.3%
BG Group PLC	6,371,472	$78,352,450
Suncor Energy, Inc.	507,305	14,824,016

		$93,176,466

Food & Beverages – 5.5%
Danone S.A.	2,287,501	$154,022,369
Nestle S.A.	3,312,017	250,156,460

		$404,178,829

Food & Drug Stores – 0.8%
Loblaw Cos. Ltd.	1,141,055	$55,784,711

Insurance – 3.2%
AIA Group Ltd.	24,522,689	$153,696,068
Prudential PLC	3,231,722	80,018,114

		$233,714,182

Internet – 0.1%
Alibaba Group Holding Ltd., ADR (a)	131,076	$10,910,766

Machinery & Tools – 1.4%
Fanuc Ltd.	476,700	$104,334,640

Major Banks – 3.9%
Barclays PLC	20,757,269	$74,480,970
HSBC Holdings PLC	16,194,519	137,891,729
Standard Chartered PLC	4,756,989	77,023,892

		$289,396,591

Medical Equipment – 1.8%
Sonova Holding AG	374,448	$51,929,854
Terumo Corp.	3,101,600	81,978,338

		$133,908,192

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Metals & Mining – 1.1%
Rio Tinto PLC	1,945,715	$79,486,417

Natural Gas – Distribution – 1.1%
GDF SUEZ	3,994,531	$79,051,672

Other Banks & Diversified Financials – 9.8%
DBS Group Holdings Ltd.	7,769,151	$114,964,702
Housing Development Finance Corp. Ltd.	4,298,431	90,369,650
ING Groep N.V. (a)	9,985,648	146,507,291
Itau Unibanco Holding S.A., ADR	3,704,558	40,972,411
Julius Baer Group Ltd.	1,720,722	86,337,111
Kasikornbank PLC	3,209,267	22,648,725
KBC Group N.V.	653,332	40,435,625
Sberbank of Russia, ADR	3,776,446	16,593,704
UBS Group AG	8,600,451	162,132,396

		$720,961,615

Pharmaceuticals – 10.5%
Bayer AG	2,091,691	$314,287,475
Merck KGaA	1,295,717	145,418,300
Novartis AG	1,061,980	105,072,419
Roche Holding AG	536,168	147,917,926
Valeant Pharmaceuticals International, Inc. (a)	310,471	61,665,750

		$774,361,870

Railroad & Shipping – 2.4%
Canadian National Railway Co.	2,118,621	$141,672,186
Kuehne + Nagel International AG	217,007	32,267,454

		$173,939,640

Restaurants – 1.7%
YUM! Brands, Inc.	1,626,872	$128,067,364

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Chemicals – 6.2%
Akzo Nobel N.V.	1,667,774	$126,282,353
L’Air Liquide S.A.	1,233,860	158,711,374
Linde AG	643,318	131,186,152
Shin-Etsu Chemical Co. Ltd.	674,900	44,117,800

		$460,297,679

Specialty Stores – 1.5%
Hennes & Mauritz AB, “B”	2,450,921	$99,342,522
Hermes International	41,685	14,719,478

		$114,062,000

Telephone Services – 0.5%
Singapore Telecommunications Ltd.	11,457,089	$36,520,651

Tobacco – 1.0%
Japan Tobacco, Inc.	2,424,400	$76,601,130

Total Common Stocks		$7,341,687,350

MONEY MARKET FUNDS – 0.4%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	29,110,009	$29,110,009

COLLATERAL FOR SECURITIES LOANED – 1.3%
JPMorgan Prime Money Market Fund, 0.09%, at Net Asset Value (j)	94,499,972	$94,499,972

Total Investments		$7,465,297,331

OTHER ASSETS, LESS LIABILITIES – (1.0)%		(73,559,735)

Net Assets – 100.0%		$7,391,737,596

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

3/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$414,278,869	$1,050,125,902	$—	$1,464,404,771
France	589,694,115	407,928,637	—	997,622,752
Germany	500,279,801	459,705,775	—	959,985,576
Japan	258,000,607	687,640,103	—	945,640,710
Switzerland	783,883,766	51,929,854	—	835,813,620
Netherlands	454,316,297	—	—	454,316,297
Canada	273,946,663	—	—	273,946,663
Hong Kong	72,148,422	189,710,849	—	261,859,271
United States	210,468,105	—	—	210,468,105
Other Countries	466,405,237	471,224,348	—	937,629,585
Mutual Funds	123,609,981	—	—	123,609,981
Total Investments	$4,147,031,863	$3,318,265,468	$—	$7,465,297,331

3

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $3,172,408,500 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$6,208,449,202
Gross unrealized appreciation	1,571,183,331
Gross unrealized depreciation	(314,335,202)
Net unrealized appreciation (depreciation)	$1,256,848,129

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	35,199,189	780,303,331	(786,392,511)	29,110,009

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$34,386	$29,110,009

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2015, are as follows:

United Kingdom	19.8%
France	13.5%
Germany	13.0%
Japan	12.8%
Switzerland	11.3%
Netherlands	6.1%
Canada	3.7%
Hong Kong	3.5%
United States	3.5%
Other Countries	12.8%

4

QUARTERLY REPORT

March 31, 2015

MFS® INSTITUTIONAL LARGE CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

3/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.8%
Aerospace – 7.4%
Honeywell International, Inc.	20,599	$2,148,679
Lockheed Martin Corp.	10,214	2,073,033
Northrop Grumman Corp.	5,178	833,451
United Technologies Corp.	17,100	2,004,120

		$7,059,283

Alcoholic Beverages – 1.3%
Diageo PLC, ADR	10,972	$1,213,174

Automotive – 1.8%
Delphi Automotive PLC	9,378	$747,802
Johnson Controls, Inc.	18,851	950,844

		$1,698,646

Broadcasting – 3.3%
Omnicom Group, Inc.	14,441	$1,126,109
Time Warner, Inc.	9,586	809,442
Viacom, Inc., “B”	8,390	573,037
Walt Disney Co.	6,540	685,981

		$3,194,569

Brokerage & Asset Managers – 3.0%
BlackRock, Inc.	2,614	$956,306
Franklin Resources, Inc.	21,462	1,101,430
NASDAQ OMX Group, Inc.	15,306	779,688

		$2,837,424

Business Services – 4.1%
Accenture PLC, “A”	25,630	$2,401,275
Equifax, Inc.	2,500	232,500
Fidelity National Information Services, Inc.	7,615	518,277
Fiserv, Inc. (a)	9,286	737,308

		$3,889,360

Cable TV – 1.1%
Comcast Corp., “Special A”	19,332	$1,083,849

Chemicals – 3.7%
3M Co.	12,062	$1,989,627
E.I. du Pont de Nemours & Co.	3,123	223,201
PPG Industries, Inc.	6,130	1,382,560

		$3,595,388

Computer Software – 1.0%
Oracle Corp.	21,753	$938,642

Computer Software – Systems – 1.4%
International Business Machines Corp.	8,192	$1,314,816

Construction – 0.5%
Stanley Black & Decker, Inc.	4,596	$438,275

Consumer Products – 0.7%
Newell Rubbermaid, Inc.	4,696	$183,473
Procter & Gamble Co.	5,701	467,140

		$650,613

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Containers – 0.5%
Crown Holdings, Inc. (a)	9,334	$504,223

Electrical Equipment – 2.9%
Danaher Corp.	14,794	$1,256,011
Pentair PLC	5,572	350,423
Tyco International PLC	27,516	1,184,839

		$2,791,273

Electronics – 1.2%
Texas Instruments, Inc.	20,883	$1,194,194

Energy – Independent – 1.5%
EOG Resources, Inc.	5,932	$543,905
Occidental Petroleum Corp.	12,764	931,772

		$1,475,677

Energy – Integrated – 3.1%
Chevron Corp.	12,414	$1,303,222
Exxon Mobil Corp.	19,695	1,674,075

		$2,977,297

Food & Beverages – 4.4%
Archer Daniels Midland Co.	1,346	$63,800
DANONE S.A., ADR	50,757	685,727
Dr Pepper Snapple Group, Inc.	2,353	184,663
General Mills, Inc.	26,115	1,478,109
Kellogg Co.	3,923	258,722
Nestle S.A., ADR	20,369	1,532,167

		$4,203,188

Food & Drug Stores – 2.0%
CVS Health Corp.	18,187	$1,877,080

General Merchandise – 2.0%
Kohl’s Corp.	3,413	$267,067
Target Corp.	20,664	1,695,894

		$1,962,961

Insurance – 7.5%
ACE Ltd.	9,391	$1,047,003
Aon PLC	11,798	1,134,024
Chubb Corp.	7,083	716,091
MetLife, Inc.	32,630	1,649,447
Prudential Financial, Inc.	10,707	859,879
Travelers Cos., Inc.	16,719	1,807,825

		$7,214,269

Leisure & Toys – 0.6%
Hasbro, Inc.	7,601	$480,687
Mattel, Inc.	3,574	81,666

		$562,353

Machinery & Tools – 1.5%
Eaton Corp. PLC	11,899	$808,418
Illinois Tool Works, Inc.	7,024	682,311

		$1,490,729

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – 12.3%
Bank of New York Mellon Corp.	29,087	$1,170,461
Goldman Sachs Group, Inc.	9,506	1,786,843
JPMorgan Chase & Co.	67,402	4,083,213
PNC Financial Services Group, Inc.	8,511	793,566
State Street Corp.	11,632	855,301
Wells Fargo & Co.	57,690	3,138,336

		$11,827,720

Medical & Health Technology & Services – 1.1%
Express Scripts Holding Co. (a)	11,841	$1,027,444

Medical Equipment – 5.1%
Abbott Laboratories	25,803	$1,195,453
Medtronic PLC	24,465	1,908,025
St. Jude Medical, Inc.	9,958	651,253
Thermo Fisher Scientific, Inc.	8,214	1,103,469

		$4,858,200

Oil Services – 0.8%
Baker Hughes, Inc.	2,948	$187,434
Schlumberger Ltd.	7,209	601,519

		$788,953

Other Banks & Diversified Financials – 2.8%
American Express Co.	6,824	$533,091
Citigroup, Inc.	6,306	324,885
U.S. Bancorp	41,299	1,803,527

		$2,661,503

Pharmaceuticals – 8.2%
Johnson & Johnson	31,887	$3,207,832
Merck & Co., Inc.	22,432	1,289,391
Novartis AG, ADR	3,241	319,595
Pfizer, Inc.	81,132	2,822,582
Roche Holding Ltd., ADR	7,421	255,134

		$7,894,534

Printing & Publishing – 0.5%
McGraw-Hill Cos., Inc.	4,692	$485,153
Time, Inc.	1,024	22,979

		$508,132

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Railroad & Shipping – 0.6%
Canadian National Railway Co.	8,338	$557,562

Restaurants – 0.8%
McDonald’s Corp.	7,864	$766,268

Specialty Stores – 0.8%
Advance Auto Parts, Inc.	3,195	$478,260
Bed Bath & Beyond, Inc. (a)	3,339	256,352

		$734,612

Telecommunications – Wireless – 0.5%
Vodafone Group PLC, ADR	15,433	$504,350

Telephone Services – 2.0%
AT&T, Inc.	7,741	$252,744
Verizon Communications, Inc.	33,701	1,638,880

		$1,891,624

Tobacco – 4.8%
Altria Group, Inc.	9,675	$483,944
Imperial Tobacco Group PLC, ADR	2,262	198,966
Lorillard, Inc.	15,571	1,017,565
Philip Morris International, Inc.	38,145	2,873,463

		$4,573,938

Trucking – 1.3%
United Parcel Service, Inc., “B”	13,189	$1,278,542

Utilities – Electric Power – 0.7%
Duke Energy Corp.	8,268	$634,817

Total Common Stocks		$94,675,482

CONVERTIBLE PREFERRED STOCKS – 0.1%
Aerospace – 0.1%
United Technologies Corp., 7.5%	1,883	$115,880

MONEY MARKET FUNDS – 1.0%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	971,642	$971,642

Total Investments		$95,763,004

OTHER ASSETS, LESS LIABILITIES – 0.1%		66,170

Net Assets – 100.0%		$95,829,174

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

3/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$94,791,362	$—	$—	$94,791,362
Mutual Funds	971,642	—	—	971,642
Total Investments	$95,763,004	$—	$—	$95,763,004

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$57,855,533
Gross unrealized appreciation	38,125,789
Gross unrealized depreciation	(218,318)
Net unrealized appreciation (depreciation)	$37,907,471

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	140,616	24,423,274	(23,592,248)	971,642

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,407	$971,642

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INSTITUTIONAL TRUST

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: May 13, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: May 13, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 13, 2015

*	Print name and title of each signing officer under his or her signature.